Total
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Infrastructure Fund
Investment Objective
The fund seeks total return from both capital appreciation and current income.
Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 38), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 89) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - DWS RREEF Global Infrastructure Fund - USD ($)		Class A	Class T	Class C	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price		5.75%	2.50%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	[1]	none	none	1.00%	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)		$ 20	none	$ 20	none	none	$ 20
[1]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - DWS RREEF Global Infrastructure Fund	Class A	Class T	Class C	Class R6	INST Class	Class S
Management fee	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution/service (12b-1) fees	0.25%	0.25%	1.00%	none	none	none
Other expenses	0.26%	0.27%	0.27%	0.16%	0.23%	0.31%
Total annual fund operating expenses	1.41%	1.42%	2.17%	1.06%	1.13%	1.21%
Fee waiver/expense reimbursement	0.08%	0.09%	0.09%	none	0.05%	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.33%	1.33%	2.08%	1.06%	1.08%	1.18%

The Advisor has contractually agreed through April 30, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.33%, 1.33%, 2.08%, 1.08% and 1.18% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class T, Class C, Institutional Class and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - DWS RREEF Global Infrastructure Fund - USD ($)	Class A	Class T	Class C	Class R6	INST Class	Class S
1 Year	$ 703	$ 382	$ 311	$ 108	$ 110	$ 120
3 Years	988	679	670	337	354	381
5 Years	1,295	999	1,156	585	617	662
10 Years	$ 2,162	$ 1,902	$ 2,496	$ 1,294	$ 1,370	$ 1,463

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - DWS RREEF Global Infrastructure Fund - USD ($)	Class A	Class T	Class C	Class R6	INST Class	Class S
1 Year	$ 703	$ 382	$ 211	$ 108	$ 110	$ 120
3 Years	988	679	670	337	354	381
5 Years	1,295	999	1,156	585	617	662
10 Years	$ 2,162	$ 1,902	$ 2,496	$ 1,294	$ 1,370	$ 1,463

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Main investments. Under normal circumstances, the fund invests at least 80% of net assets in the securities of US and non-US infrastructure-related companies. For purposes of the fund's 80% investment policy, the term "net assets" means the fund's net assets, plus the amount of any borrowings for investment purposes. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The fund will invest 25% or more of its total assets in securities of companies engaged principally in infrastructure-related companies. The fund may invest in companies of any market capitalization.

Under normal circumstances, the fund invests mainly in equity securities, though it may also invest in fixed-income securities without limitation. The fund allocates its assets among various regions and countries, including emerging market countries, and normally invests most of its assets in issuers that are organized or located outside the US or that do a substantial amount of business outside the US.

Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:

Top-down research. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.

Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects.

Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.

Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Infrastructure-related companies risk. The fund invests primarily in the securities of infrastructure-related companies, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting infrastructure-related companies. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, commodities markets disruptions (e.g., significant decreases in the price of oil), technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates. Infrastructure-related companies may be adversely affected by the recent pandemic spread of the novel coronavirus known as COVID-19, which may cause decreased demand for infrastructure projects and increased delays or cancellations of infrastructure projects. The pandemic may affect certain types of infrastructure assets more than others (e.g., airports, toll roads, ports and midstream oil infrastructure companies).

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund's investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period, initially through December 31, 2020, in which the United Kingdom will seek to negotiate and finalize a trade deal with the EU, but that may be extended for up to two years. During this transition period, the United Kingdom will effectively remain in the EU from an economic perspective but will no longer have any political representation on the EU parliament. Significant uncertainty exists regarding the outcome of these negotiations and any adverse economic and political effects it may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund's investments.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

ESG investing risk. When portfolio management considers ESG factors in its fundamental research process and when making investment decisions, there is a risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.

The performance figures for Class T shares prior to class inception are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	17.52%	September 30, 2010
Worst Quarter	-8.16%	June 30, 2010
Year-to-Date	-17.35%	March 31, 2020

Average Annual Total Returns(For periods ended 12/31/2019 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - DWS RREEF Global Infrastructure Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Jun. 24, 2008	21.50%	2.48%	8.99%
Class A | After tax on distributions		20.60%	1.94%	8.17%
Class A | After tax on distributions and sale of fund shares		12.70%	1.72%	7.09%
Class T | before tax	Jun. 05, 2017	25.72%	3.16%	9.33%
Class C | before tax	Jun. 24, 2008	27.97%	2.93%	8.82%
INST Class | before tax	Jun. 24, 2008	29.21%	3.98%	9.95%
Class S | before tax	Jun. 24, 2008	29.16%	3.91%	9.86%
Class S | MSCI World Index (reflects no deduction for fees, expenses or taxes)		27.67%	8.74%	9.47%
Class S | Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)		28.69%	5.75%	10.22%

Average Annual Total Returns - DWS RREEF Global Infrastructure Fund - Class R6	Class Inception	1 Year	5 Years	Since Inception
before tax	Aug. 25, 2014	29.33%	4.02%	3.89%
MSCI World Index (reflects no deduction for fees, expenses or taxes)		27.67%	8.74%	7.94%
Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)		28.69%	5.75%	5.97%

The Advisor believes the additional Dow Jones Brookfield Global Infrastructure Index reasonably represents the fund's overall investment process.